Intangible Assets - Summary Of About Useful Lives Of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2022
Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	7 years
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	20 years or indefinite useful lives
Archive images [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Indefinite useful lives